Warrants - Schedule of outstanding warrants (Details)	1 Months Ended		12 Months Ended
	May 31, 2020 $ / shares shares	May 17, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2020 $ / shares
Warrants [Line Items]
Warrants, beginning of period			22,058,197	13,443,148	896,448
Issued			6,557,371	9,200,000	12,546,700
Exercised			(125,000)	0	0
Expired			0	(584,951)	0
Warrants, end of period			28,490,568	22,058,197	13,443,148
Warrants, weighted average exercise price, beginning of period | $ / shares			$ 0.60	$ 0.60	$ 0.66
Weighted average exercise price, issued | $ / shares			0.54	0.62	0.57
Weighted average exercise price, exercised | $ / shares			0.50	0	0
Weighted average exercise price, expired | $ / shares				0.70	0
Warrants, weighted average exercise price, end of period | $ / shares			$ 0.58	$ 0.60	$ 0.60
Warrants, weighted average life			1 year 8 months 12 days	2 years 3 months 18 days	3 years
October 1, 2018
Warrants [Line Items]
Warrants exercise price | $ / shares				$ 0.25	$ 0.25
Warrants, beginning of period			0	400,000	400,000
Issued				0	0
Exercised				0	0
Expired				(400,000)	0
Warrants, end of period				0	400,000
October 17, 2018
Warrants [Line Items]
Warrants, beginning of period				342,270	342,270
Issued					0
Exercised					0
Expired					0
Warrants, end of period					342,270
October 17, 2018 | Minimum
Warrants [Line Items]
Warrants exercise price | $ / shares					$ 1.10
October 17, 2018 | Maximum
Warrants [Line Items]
Warrants exercise price | $ / shares					$ 1.50
December 10, 2018
Warrants [Line Items]
Warrants exercise price | $ / shares				$ 1.00
Warrants, beginning of period			0	250	250
Issued				0	0
Exercised				0	0
Expired				(250)	0
Warrants, end of period				0	250
December 10, 2018 | Minimum
Warrants [Line Items]
Warrants exercise price | $ / shares					$ 0.75
December 10, 2018 | Maximum
Warrants [Line Items]
Warrants exercise price | $ / shares					$ 1.00
December 16, 2018
Warrants [Line Items]
Warrants exercise price | $ / shares				$ 1.00
Warrants, beginning of period			0	153,928	153,928
Issued				0	0
Exercised				0	0
Expired				(153,928)	0
Warrants, end of period				0	153,928
December 16, 2018 | Minimum
Warrants [Line Items]
Warrants exercise price | $ / shares					$ 0.75
December 16, 2018 | Maximum
Warrants [Line Items]
Warrants exercise price | $ / shares					1.00
May 17, 2020
Warrants [Line Items]
Warrants exercise price | $ / shares			$ 0.75	$ 0.75	$ 0.75
Warrants, beginning of period			2,922,200	2,922,200	0
Issued			0	0	2,922,200
Exercised			0	0	0
Expired		(2,922,200)	0	0	0
Warrants, end of period			2,922,200	2,922,200	2,922,200
Weighted average exercise price, expired | $ / shares		$ 0.75
May 31, 2020
Warrants [Line Items]
Warrants exercise price | $ / shares			$ 0.75	$ 0.75	$ 0.75
Warrants, beginning of period			384,500	384,500	0
Issued			0	0	384,500
Exercised			0	0	0
Expired	(384,500)		0	0	0
Warrants, end of period			384,500	384,500	384,500
Weighted average exercise price, expired | $ / shares	$ 0.75
October 17, 2020
Warrants [Line Items]
Warrants exercise price | $ / shares			$ 1.10	$ 1.10
Warrants, beginning of period			311,497	342,270
Issued			0	0
Exercised			0	0
Expired			0	(30,773)
Warrants, end of period			311,497	311,497	342,270
June 29, 2021
Warrants [Line Items]
Warrants exercise price | $ / shares			$ 0.65	$ 0.65
Warrants, beginning of period			4,400,000	0
Issued			0	4,400,000
Exercised			0	0
Expired			0	0
Warrants, end of period			4,400,000	4,400,000	0
September 25, 2021
Warrants [Line Items]
Warrants exercise price | $ / shares			$ 0.50	$ 0.50	$ 0.50
Warrants, beginning of period			3,690,000	3,690,000	0
Issued			0	0	3,690,000
Exercised			0		0
Expired			0	0	0
Warrants, end of period			3,690,000	3,690,000	3,690,000
October 12, 2021
Warrants [Line Items]
Warrants exercise price | $ / shares			$ 0.50	$ 0.50	$ 0.50
Warrants, beginning of period			5,550,000	5,550,000	0
Issued			0	0	5,550,000
Exercised			(125,000)	0	0
Expired			0	0	0
Warrants, end of period			5,425,000	5,550,000	5,550,000
March 14, 2022
Warrants [Line Items]
Warrants exercise price | $ / shares			$ 0.60	$ 0.60
Warrants, beginning of period			4,800,000	0
Issued			0	4,800,000
Exercised			0
Expired			0
Warrants, end of period			4,800,000	4,800,000	0
May 6, 2023
Warrants [Line Items]
Warrants exercise price | $ / shares						$ 0.3811
Warrants, beginning of period			0
Issued			6,065,568
Exercised			0
Expired			0
Warrants, end of period			6,065,568	0
May 8, 2023
Warrants [Line Items]
Warrants exercise price | $ / shares						$ 0.3811
Warrants, beginning of period			0
Issued			491,803
Exercised			0
Expired			0
Warrants, end of period			491,803	0